Equity - Translation Differences (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (14,588)	€ (14,751)	€ (15,854)
Brazilian real
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(10,910)	(10,603)	(8,710)
Pound sterling
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(2,868)	(3,266)	(3,223)
Other currencies
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (810)	€ (882)	€ (3,921)